Stockholders' Equity - Schedule of Stock by Class (Details) - USD ($) $ in Thousands	Oct. 31, 2016	Oct. 31, 2015
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Outstanding	7,374,454	9,025,265
Preferred Stock, Value, Issued	$ 10,153	$ 10,694
Preferred Stock, Liquidation Preference, Value	$ 4,854	$ 5,968
Convertible Preferred Stock Shares Issuable	2,783,000	3,076,137
Series D Preferred Stock [Member]
Preferred Stock, Shares Authorized	170,000	170,000
Preferred Stock, Shares Outstanding	156,332	168,333
Preferred Stock, Value, Issued	$ 1,829	$ 1,969
Preferred Stock, Liquidation Preference, Value	$ 0	$ 0
Convertible Preferred Stock Shares Issuable	260,553	280,555
Series A Preferred Stock [Member]
Preferred Stock, Shares Authorized	8,830,000	8,830,000
Preferred Stock, Shares Outstanding	7,138,158	8,776,968
Preferred Stock, Value, Issued	$ 1,745	$ 2,146
Preferred Stock, Liquidation Preference, Value	$ 4,854	$ 5,968
Convertible Preferred Stock Shares Issuable	1,189,693	1,462,828
Series B Preferred Stock [Member]
Preferred Stock, Shares Authorized	54,250	54,250
Preferred Stock, Shares Outstanding	54,201	54,201
Preferred Stock, Value, Issued	$ 4,569	$ 4,569
Preferred Stock, Liquidation Preference, Value	$ 0	$ 0
Convertible Preferred Stock Shares Issuable	903,362	903,362
Series C Preferred Stock [Member]
Preferred Stock, Shares Authorized	26,000	26,000
Preferred Stock, Shares Outstanding	25,763	25,763
Preferred Stock, Value, Issued	$ 2,010	$ 2,010
Preferred Stock, Liquidation Preference, Value	$ 0	$ 0
Convertible Preferred Stock Shares Issuable	429,392	429,392
Other Member [Member]
Preferred Stock, Shares Authorized	919,750	919,750
Preferred Stock, Shares Outstanding	0	0
Preferred Stock, Value, Issued	$ 0	$ 0
Preferred Stock, Liquidation Preference, Value	$ 0	$ 0
Convertible Preferred Stock Shares Issuable	0	0